Restatement (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Restatement [Abstract]
Disclosure of restatement [Table Text Block]
	For the years ended,
	March 31, 2021	March 31, 2020

Revenue as previously stated	$11,884,578	$13,500,403

Restatement to revenue	1,401,606	896,755

Revenue as restated	$13,286,184	$14,397,158

Cost of Sales as previously stated	$8,304,438	$9,447,578

Restatement to cost of sales	1,401,606	896,755

Cost of Sales as restated	$9,706,044	$10,344,333